SCHEDULE OF RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment	$ 0	$ 67	$ 20
Depreciation	132	148	171
Research and development expenses, net	6,864	5,279	7,145
Research and Development Expenses [Member]
Payroll and related expenses	5,191	4,216	5,671
Share-based payment	537	120	61
R&D consumables	441	291	696
Rent and office maintenance	473	413	416
Depreciation	126	134	151
Travel and other expenses	96	105	150
Research and development expenses, net	$ 6,864	$ 5,279	$ 7,145